AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 13, 2007
                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                 REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [ ]
                        POST-EFFECTIVE AMENDMENT NO. 63                      [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            [ ]
                                AMENDMENT NO. 65                             [X]

                      THE ADVISORS' INNER CIRCLE FUND II
                      ----------------------------------
              (Exact Name of Registrant as Specified in Charter

                              101 Federal Street
                         Boston, Massachusetts 02110
                         ---------------------------
              (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

     Richard W. Grant, Esquire                John M. Ford, Esquire
     Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
     One Oxford Centre                        1701 Market Street
     Pittsburgh, Pennsylvania 15219-6401      Philadelphia, PA 19103-2921

    It is proposed that this filing become effective (check appropriate box)

          [ ] Immediately upon filing pursuant to paragraph (b)
          [X] On November 26, 2007 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] On [date] pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] On [date] pursuant to paragraph (a) of Rule 485.

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

Post-Effective Amendment No. 59 ("PEA No. 59") to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund II (the "Trust") was filed with the Commission on June 15, 2007 (Accession No. 0001135428-07-000217) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (the "Securities Act"). Post-Effective Amendment No. 60 was filed with the Commission on August 27, 2007 (Accession No. 0001135428-07-000303) pursuant on to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 28, 2007, the effectiveness of PEA No. 59. Post-Effective Amendment No. 61 was filed with the Commission on on September 27, 2007 (Accession No. 0001135428-07-000452) pursuant to paragraph (b)(1)(iii)
of Rule 485 under the on Securities Act solely for the purpose of delaying, until October 26, 2007, the effectiveness of PEA No. 59. on Post-Effective Amendment No. 62 was filed with the Commission on October 25, 2007 (Accession No. on 0001135428-07-000473) pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the on purpose of delaying, until November 14, 2007, the effectiveness of PEA No. 59. This Post-Effective Amendment No. 63 ("PEA No. 63") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 26, 2007, the effectiveness of PEA No. 59. Because no other changes are on intended to be made to PEA No. 59 filing by means of this PEA No. 63, Parts A, B and C of PEA No. 59 are on incorporated herein by reference.

                               PART A - PROSPECTUS

The Prospectus for Class A and Class C Shares of the MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund, the MutualHedge Quantitative Trading Legends Fund and the Prospectus for Institutional Class Shares of the MutualHedge Institutional Global Arbitrage Fund and the MutualHedge Institutional on Multi-Strategy Fund, each a series of the Trust (collectively, the "Funds"), are incorporated herein by reference to Part A of PEA No. 59.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Class A, Class C and Institutional Class Shares of the Funds is on incorporated by reference to Part B of PEA No. 59.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 59.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, on as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective on Amendment No. 63 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of November, 2007.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                              By: /s/ James F. Volk
                                                  ------------------------
                                                  James F. Volk, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

           *                    Trustee                        November 13, 2007
------------------------
William M. Doran

           *                    Trustee                        November 13, 2007
------------------------
Robert A. Nesher

           *                    Trustee                        November 13, 2007
------------------------
James M. Storey

           *                    Trustee                        November 13, 2007
------------------------
George J. Sullivan, Jr.

           *                    Trustee                        November 13, 2007
------------------------
Betty L. Krikorian

           *                    Trustee                        November 13, 2007
------------------------
Charles E. Carlbom

           *                    Trustee                        November 13, 2007
------------------------
Mitchell A. Johnson

/s/ James F. Volk               President                      November 13, 2007
------------------------
James F. Volk

           *                    Controller &                   November 13, 2007
------------------------        Chief Financial Officer
Michael Lawson

By: /s/ James F. Volk
    -------------------
    James F. Volk
    Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 58 of the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed on with the SEC on May 31, 2007.